Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2022
Discontinued Operations [Abstract]
Schedule of consolidated statements of operations and comprehensive loss
For the Year Ended June 30,
2020
Revenue	$28,747,362

Cost of revenue	26,553,802

Gross profit	2,193,560

OPERATING EXPENSES:
Provision for doubtful accounts	(8,385,084)
Selling, general and administrative expenses	(3,484,700)
Research and development expenses	(139,780)
Total operating expenses	(12,009,564)

Loss from operations	(9,816,004)

OTHER INCOME (EXPENSES)
Other expenses, net	1,872
Interest income	235
Interest expense	(1,783,833)
Finance expense	(825)
Estimated claims charges	(591,884)
Total other expense, net	(2,374,435)

Loss before income taxes	(12,190,439)

Income tax expense	-

Net loss from discontinued operations	$(12,190,439)

Schedule of discontinued operations and reconciliation of gain on sale of discontinued operations
May 6, 2020
CURRENT ASSETS:
Cash and cash equivalents	$222,591
Accounts and notes receivable, net	28,598,318
Inventories	77,049
Other receivables, net	1,815,307
Other receivables – related party	160,505
Prepayments and advances, net	15,077,736
Prepayment – related party	247,598
Total current assets	46,199,104

OTHER ASSETS:
Property, plant and equipment, net	795,974
Operating lease right-of-use assets	1,031,940
Total other assets	1,827,914

Total assets	$48,027,018

CURRENT LIABILITIES:
Short-term loan - bank	$23,996,261
Accounts payable	16,158,660
Customer deposits	888,592
Other payables	23,197,053
Other payables – related parties	6,541
Accrued liabilities	5,143,410
Operating lease liabilities- current	291,228
Taxes payable	154,680
Accrued contingent liabilities	6,997,071
Total current liabilities	76,833,496

OTHER LIABILITIES:
Operating lease liabilities - noncurrent	595,086
Total other liabilities	595,086
Total liabilities	$77,428,582

Total net deficit	$29,401,564
Additional paid-in-capital carryover	(13,128,249)
Retained earnings carryover	(7,486,219)
Total consideration received	600,000
Exchange rate effect	(2,764,813)
Total gain on sale of discontinued operations	$6,622,283

Schedule of reconciliation of loss on sale of discontinued operations
June 25, 2020 (unaudited)
Total consideration paid	$3,583,952
Forgiven of fair value of earn out payment	(1,694,153)
Expenses incurred from February 14 to June 25, 2020	(54,729)
Total consideration received	(1,000,000)
Total loss on sale of discontinued operations	$835,070